Condensed Schedule of Investments (Parenthetical) - Investments in U.S. Treasury Bills [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost	$ 21,748,974
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost	55,497,357
US Treasury Bills, 0.015% [Member]
Schedule of Investments [Line Items]
Investment, Face amount	$ 12,500,000
Investment, Maturity Date	Mar. 03, 2016
Investment in U.S. Treasury bills, Amortized cost	$ 12,499,266
Investment, Interest rate	0.015%
US Treasury Bills, 0.015% [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Schedule of Investments [Line Items]
Investment, Face amount	$ 32,750,000
Investment, Maturity Date	Mar. 03, 2016
Investment in U.S. Treasury bills, Amortized cost	$ 32,748,076
Investment, Interest rate	0.015%
US Treasury Bills, 0.0125% [Member]
Schedule of Investments [Line Items]
Investment, Face amount	$ 9,250,000
Investment, Maturity Date	Jan. 21, 2016
Investment in U.S. Treasury bills, Amortized cost	$ 9,249,708
Investment, Interest rate	0.0125%
US Treasury Bills, 0.0125% [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Schedule of Investments [Line Items]
Investment, Face amount	$ 22,750,000
Investment, Maturity Date	Jan. 21, 2016
Investment in U.S. Treasury bills, Amortized cost	$ 22,749,281
Investment, Interest rate	0.0125%